OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current
Work in progress	$ 109	$ 170
Prepayments and other assets	835	757
Assets held for sale	1,150	2,042
Total current	2,094	2,969
Non-current
Prepayments and other assets	844	343
Total non-current	$ 844	$ 343